Other Equity Instruments - Additional Information (Detail) - EUR 500 million [member] - Perpetual contingent convertible securities [member]	12 Months Ended
	Dec. 31, 2023
Disclosure of other equity instruments [line items]
Borrowings, margin interest rate	5.207%
Coupon rate	5.625%	[1]
Borrowings, interest rate basis	5 year mid swap plus a margin of 5.207%.
Aegon Ltd. [member]
Disclosure of other equity instruments [line items]
Borrowings, margin interest rate	5.207%
Coupon rate	5.625%	[1]
Borrowings, interest rate basis	5 year mid swap plus a margin of 5.207%.

[1]	The coupon is fixed at 5.625% until the first call date and reset thereafter to a 5 year mid swap plus a margin of 5.207%.